SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Useful lives
Furniture, fixtures and office equipment	1 - 5 years
Leasehold improvements	Lesser of the lease term or estimated useful life of the assets
Vehicles	4 - 10 years
IT equipment	1 - 3 years

Schedule of estimated useful lives of identifiable intangible assets

Useful lives
Domain name/Trade name	Indefinite life
Technology platform	1 year
Non-compete agreement	2 years
Customer base	4.3 years
Technology	3-5 years
Members	4 years
Branding	10 years
In-progress orders	0.1 year

Schedule of changes in contract liabilities

	For the years ended December 31,
	2021	2022
Contract liabilities as of January 1	$25,814	$18,239
Cash received in advance, net of VAT	457,749	484,139
Revenue recognized from opening balance of contract liabilities	(25,814)	(18,239)
Revenue recognized from contract liabilities arising during current year	(439,510)	(457,487)
Contract liabilities as of December 31	$18,239	$26,652

Schedule of fair value hierarchy for the assets and liabilities

Fair value measurement
at December 31, 2021 using
		Quoted prices in	Significant	Significant
	Carrying Value at	active markets	observable	unobservable
	December 31, 2021	(Level 1)	inputs (Level 2)	inputs (Level 3)	Total gains
Non-recurring fair value measurements for:
Long-term investment	$56,383	$—	$—	$56,383	$38,834

Fair value measurement
at December 31, 2022 using
		Quoted prices in	Significant	Significant
	Carrying Value at	active markets	observable	unobservable
	December 31, 2022	(Level 1)	inputs (Level 2)	inputs (Level 3)	Total losses
Non-recurring fair value measurements for:
Long-term investment	$—	$—	$—	$—	$55,234